Intangibles (Tables)	12 Months Ended
Jun. 30, 2022
Text block [abstract]
Summary of non-current assets - intangibles

	Consolidated
	2022	2021
	A$’000	A$’000

Licensing agreement - Paxalisib	16,408	16,408
Less: Accumulated amortisation	(6,167)	(5,082)

	10,241	11,326

Licensing agreement - EVT-801	10,858	10,858
Less: Accumulated amortisation	(1,049)	(181)

	9,809	10,677

	20,050	22,003

Summary of reconciliations of intangibles
Reconciliations of the written down values at the beginning and end of the current and previous financial year are set out below:

	EVT801 licensing agreement A$’000	Paxalisib licensing agreement A$’000	Total A$’000

Balance at 1 July 2020	—	12,410	12,410
Additions	10,858		10,858
Amortisation expense	(181)	(1,084)	(1,265)

Balance at 30 June 2021	10,677	11,326	22,003

Amortisation expense	(869)	(1,084)	(1,953)

Balance at 30 June 2022	9,808	10,242	20,050